Summary of pensioner retiring age (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Male [member]
IfrsStatementLineItems [Line Items]
Retiring at the end of the reporting period:	21 years	21 years	21 years
Female [member]
IfrsStatementLineItems [Line Items]
Retiring at the end of the reporting period:	24 years	24 years	24 years